December 9, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post-Effective Amendment No. 237

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 237 to the Trust’s currently effective Registration Statement on Form N-1A (“Registration Statement”) relating to the American Beacon Sound Point Floating Rate Income Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment Nos. 230 and 232 (“PEA Nos. 230 and 232”) to the Registration Statement, that were filed with the SEC pursuant to Rule 485(a) of the 1933 Act on September 25, 2015 and October 6, 2015, respectively; (2) file exhibits that were not included with PEA Nos. 230 and 232; and (3) make other clarifying, updating and stylistic changes.

The Trust elects that this filing become effective immediately upon filing, pursuant to Rule 485(b) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.